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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (check only one.) [ ] is a restatement.
                                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          NAME: CORUS BANKSHARES, INC.
                          ADDRESS: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael E. Dulberg
Title:  Senior Vice President and Chief Accounting Officer
Phone:  773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg          Chicago, IL     February 10, 2005

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $ 219,099
                                          (thousands)

List of Other Included Managers:          None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



None


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                           FORM 13F INFORMATION TABLE

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                                                             VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
       --------------          --------------    -----    --------  --------   ---  ----  ----------  --------  -----  ------  ----

AMCORE FINL INC                COMMON SHARES   023912108    4,586   142,500    SH             SOLE              142,500
AMSOUTH BANCORPORATION         COMMON SHARES   032165102   12,070   466,015    SH             SOLE              466,015
ASSOCIATED BANC CORP           COMMON SHARES   045487105    4,027   121,179    SH             SOLE              121,179
BB&T CORP                      COMMON SHARES   054937107    1,418    33,736    SH             SOLE               33,736
BANK OF AMERICA CORPORATION    COMMON SHARES   060505104   31,511   670,594    SH             SOLE              670,594
BANK NEW YORK INC              COMMON SHARES   064057102    3,342   100,000    SH             SOLE              100,000
BANKNORTH GROUP INC NEW        COMMON SHARES   06646R107    3,294    90,000    SH             SOLE               90,000
CITIGROUP INC                  COMMON SHARES   172967101   10,840   225,000    SH             SOLE              225,000
CITY NATL CORP                 COMMON SHARES   178566105    5,935    84,000    SH             SOLE               84,000
COMERICA INC                   COMMON SHARES   200340107   20,704   339,300    SH             SOLE              339,300
COMMERCE BANCSHARES INC        COMMON SHARES   200525103    1,502    29,915    SH             SOLE               29,915
COMPASS BANCSHARES INC         COMMON SHARES   20449H109    5,293   108,750    SH             SOLE              108,750
1ST SOURCE CORP                COMMON SHARES   336901103      484    18,992    SH             SOLE               18,992
FREMONT GEN CORP               COMMON SHARES   357288109   16,367   650,000    SH             SOLE              650,000
HIBERNIA CORP                  COMMON SHARES   428656102    4,550   154,200    SH             SOLE              154,200
JP MORGAN CHASE & CO           COMMON SHARES   46625H100   19,539   500,864    SH             SOLE              500,864
MAF BANCORP INC                COMMON SHARES   55261R108   12,619   281,550    SH             SOLE              281,550
MELLON FINL CORP               COMMON SHARES   58551A108    3,111   100,000    SH             SOLE              100,000
MERCANTILE BANKSHARES CORP     COMMON SHARES   587405101    3,054    58,500    SH             SOLE               58,500
MERRILL LYNCH & CO INC         COMMON SHARES   590188108    7,890   132,000    SH             SOLE              132,000
MORGAN STANLEY DEAN WITTER&CO  COMMON SHARES   617446448    4,553    82,000    SH             SOLE               82,000
NATIONAL CITY CORP             COMMON SHARES   635405103    2,798    74,520    SH             SOLE               74,520
PROVIDENT BANCSHARES CORP      COMMON SHARES   743859100    1,591    43,757    SH             SOLE               43,757
REGIONS FINL CORP NEW          COMMON SHARES   7591EP100    5,109   143,554    SH             SOLE              143,554
SUNTRUST BKS INC               COMMON SHARES   867914103    3,546    48,000    SH             SOLE               48,000
U S BANCORP DEL                COMMON SHARES   902973304    8,421   268,870    SH             SOLE              268,870
WACHOVIA CORP 2ND NEW          COMMON SHARES   929903102   20,945   398,191    SH             SOLE              398,191

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